CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss	$ (69,503)	$ (7,567)	$ 61,453
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation	65,537	66,534	58,153
Amortization of intangible assets	71,428	71,428	71,428
(Gain) loss on sale/disposal of assets	(127)	311	3,912
Deferred income taxes	(25,424)	(23,118)	(16,241)
Amortization of deferred financing costs	3,574	5,371	5,672
Non-cash rent, interest and other	2,062	286	2,048
Cash flows from changes in net operating assets and liabilities:
Accounts receivable	7,094	12,534	(1,427)
Content library	35,829	14,963	13,591
Income tax receivable	(3,065)	(2,063)	8,206
Prepaid expenses and other current assets	3,255	3,046	(79)
Other assets	795	(2,066)	514
Trade payables	(53,790)	(18,507)	(28,371)
Change in due to/from related parties	2,640	(2,189)	716
Accrued and other liabilities	(10,612)	(16,166)	5,875
Net cash flows (used in) provided by operating activities	29,693	102,797	185,450
Investing Activities:
Purchases of property and equipment	(21,053)	(33,005)	(42,870)
Proceeds from disposition of property and equipment	1,261	1,990	1,107
Other investments	750	(750)
Net cash flows used in investing activities	(19,042)	(31,765)	(41,763)
Financing Activities:
Proceeds from Redbox's borrowings	32,550	7,500	99,281
Repayments of Redbox's debt obligations	(37,188)	(76,563)	(117,875)
Dividends paid	(978)	(1,182)	(115,759)
Financing costs			(3,676)
Principal payments on capital lease obligations	(3,486)	(3,855)	(4,395)
Net cash flows provided by (used in) financing activities	(9,102)	(74,100)	(142,424)
Change in cash, cash equivalents and restricted cash	1,549	(3,068)	1,263
Cash, cash equivalents and restricted cash:
Cash - Beginning of period	7,378	10,446	9,183
Cash - End of period	$ 8,927	$ 7,378	$ 10,446